COMMITMENTS AND CONTINGENCIES (Details)							3 Months Ended		12 Months Ended
	Nov. 03, 2025 USD ($)	Nov. 03, 2025 CAD ($)	Oct. 16, 2025 USD ($)	Sep. 29, 2025 USD ($) $ / shares shares	Jun. 01, 2024 USD ($)	Jun. 01, 2024 CAD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	Feb. 24, 2026 USD ($) shares	Oct. 15, 2025 shares	Mar. 10, 2025 shares	Jan. 01, 2024 USD ($) shares
OPERATING LEASE
One-time cash payment														$ 25,000
One time cash payment payable							$ 25,000
Maximum number of shares available for grant | shares													15,137,213
Initial grant of stock options | shares														1,000,000
Rent expense										$ 0
Number of stock options issuable to CFO | shares												90,000
PubCo
OPERATING LEASE
Number of warrants issuable | shares				2,500,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 12
PubCo | Series A Cumulative Convertible Preferred Stock
OPERATING LEASE
Number of stock issuable | shares				29,700
Aggregate amount of stock issuable				$ 29,700,000
Dividend rate, if paid in kind (as a percent)				12.00%
Dividend rate, if paid in cash (as a percent)				10.00%
Conversion price | $ / shares				$ 11.88
Conversion ratio				0.0118
Eagle Energy
OPERATING LEASE
Number of warrants issuable | shares				2,500,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 12
Number of Earnout Shares Issuable | shares											1,500,000
Eagle Energy | Series A Cumulative Convertible Preferred Stock
OPERATING LEASE
Number of stock issuable | shares				29,700
Aggregate amount of stock issuable				$ 29,700,000
Dividend rate, if paid in kind (as a percent)				12.00%
Dividend rate, if paid in cash (as a percent)				10.00%
Conversion price | $ / shares				$ 11.88
Conversion ratio				0.0118
Office Space
OPERATING LEASE
Lease term	2 years	2 years
Monthly payments					$ 7,500	$ 10,500
Rent expense							22,678	$ 26,460	$ 86,892	$ 27,589
Office Lease, New York, NY
OPERATING LEASE
Lease term			5 years 2 months
Monthly payments			$ 14,457
Rent expense							28,447	0
Office Lease, Vancouver, Canada
OPERATING LEASE
Lease term	2 years	2 years
Monthly payments	$ 69,450	$ 5,787
Rent expense							$ 11,312	$ 0	$ 3,662
Office Lease, Vancouver, Canada | Office space
OPERATING LEASE
Monthly payments	$ 4,211
Restricted Stock Units
OPERATING LEASE
Maximum number of shares available for grant | shares											183,333
Initial grant of stock options | shares											1,000,000
Chief Executive Officer
OPERATING LEASE
Cash bonus payable											$ 50,000